Business Combination - Additional Information (Detail) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Jun. 01, 2023 USD ($)	Jun. 01, 2022 USD ($) shares $ / shares
Disclosure of detailed information about business combination [line items]
Goodwill	$ 3,995	$ 4,614	$ 0
Locked box payment received	683
Dividends paid	4,335	3,160	$ 471
BHP Petroleum International Pty Ltd [member]
Disclosure of detailed information about business combination [line items]
Lock box payment adjustment	10
Changes in goodwill	55
Goodwill				$ 4,669
Percentage of voting equity interests acquired					100.00%
Number of instruments or interests issued or issuable | shares					914,768,948
Shares issued, at fair value	19,265				$ 19,265
Business acquisition share price | $ / shares					$ 21.06
Dividends paid	830	830
Goodwill generated allocated to net deferred tax liability					$ 2,035
Goodwill generated allocated to cash generating unit					2,634
Goodwill expected to be deductible for tax purposes					$ 0
Gross provisional locked box payment received	$ 1,513	1,513
BHP Petroleum International Pty Ltd [member] | Cash Flows as Financing Activities [member]
Disclosure of detailed information about business combination [line items]
Locked box payment received		$ 683